Other Assets - Summary of Other Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Preproduction costs related to long-term supply agreements	$ 668	$ 694
Long-term receivables	184	209
Unrealized gain on cash flow hedges [note 21]	11	16
Pension overfunded status [note 17[a]]	41	4
Other	58	40
Total other assets	$ 962	$ 963